Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan - $ / shares	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Awards
Outstanding, beginning of period (in shares)	0
Granted (in shares)	1,408,468
Cancelled and forfeited (in shares)	(7,533)
Outstanding, ending of period (in shares)	1,400,935
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 57.33	$ 0
Granted (in dollars per share)	57.36
Cancelled and forfeited (in dollars per share)	$ 63.07